ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Accumulated amortization of acquisition costs	$ 1,857,514	$ 1,384,906
Series Forty Seven [Member]
Accumulated amortization of acquisition costs	1,579,610	1,245,954
Series Forty Eight [Member]
Accumulated amortization of acquisition costs	277,904	138,952
Series Forty Nine [Member]
Accumulated amortization of acquisition costs	$ 0	$ 0